Leases (Tables)	12 Months Ended
Dec. 31, 2016
Lease Rental Costs

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$81.3	$10.3	$15.2	$4.7	$4.7	$14.7
2018	65.0	9.3	9.5	3.8	3.4	13.7
2019	48.7	7.3	5.8	1.5	2.1	12.2
2020	39.3	6.5	5.3	1.1	1.5	10.4
2021	32.8	6.2	5.0	0.9	1.1	9.6
Later Years	118.7	23.7	27.6	1.5	2.6	33.1
Total Future Minimum Lease Payments	385.8	63.3	68.4	13.5	15.4	93.7
Less Estimated Interest Element	80.3	18.3	23.7	1.2	1.5	16.4
Estimated Present Value of Future Minimum Lease Payments	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$238.2	$16.2	$91.8	$9.3	$4.4	$6.1
2018	229.5	14.9	90.6	7.9	3.9	5.7
2019	221.0	13.5	89.5	6.4	3.4	5.4
2020	212.7	12.9	86.0	5.4	2.9	5.1
2021	197.6	10.5	81.6	4.5	1.9	4.6
Later Years	282.2	29.0	94.6	18.3	4.6	15.0
Total Future Minimum Lease Payments	$1,381.2	$97.0	$534.1	$51.8	$21.1	$41.9

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$36.7
APCo	5.4
I&M	3.4
OPCo	5.8
PSO	3.0
SWEPCo	3.5

Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2017	$147.8	$73.9
2018	147.8	73.9
2019	147.8	73.9
2020	147.8	73.9
2021	147.8	73.9
Later Years	147.2	73.6
Total Future Minimum Lease Payments	$886.2	$443.1

(a)    AEP’s future minimum lease payments includes equal shares from AEGCo and I&M.

Nuclear Fuel Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in millions)
2017	$5.8
2018	2.4
Total Future Minimum Lease Payments	$8.2

Appalachian Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$81.3	$10.3	$15.2	$4.7	$4.7	$14.7
2018	65.0	9.3	9.5	3.8	3.4	13.7
2019	48.7	7.3	5.8	1.5	2.1	12.2
2020	39.3	6.5	5.3	1.1	1.5	10.4
2021	32.8	6.2	5.0	0.9	1.1	9.6
Later Years	118.7	23.7	27.6	1.5	2.6	33.1
Total Future Minimum Lease Payments	385.8	63.3	68.4	13.5	15.4	93.7
Less Estimated Interest Element	80.3	18.3	23.7	1.2	1.5	16.4
Estimated Present Value of Future Minimum Lease Payments	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$238.2	$16.2	$91.8	$9.3	$4.4	$6.1
2018	229.5	14.9	90.6	7.9	3.9	5.7
2019	221.0	13.5	89.5	6.4	3.4	5.4
2020	212.7	12.9	86.0	5.4	2.9	5.1
2021	197.6	10.5	81.6	4.5	1.9	4.6
Later Years	282.2	29.0	94.6	18.3	4.6	15.0
Total Future Minimum Lease Payments	$1,381.2	$97.0	$534.1	$51.8	$21.1	$41.9

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$36.7
APCo	5.4
I&M	3.4
OPCo	5.8
PSO	3.0
SWEPCo	3.5

Indiana Michigan Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$81.3	$10.3	$15.2	$4.7	$4.7	$14.7
2018	65.0	9.3	9.5	3.8	3.4	13.7
2019	48.7	7.3	5.8	1.5	2.1	12.2
2020	39.3	6.5	5.3	1.1	1.5	10.4
2021	32.8	6.2	5.0	0.9	1.1	9.6
Later Years	118.7	23.7	27.6	1.5	2.6	33.1
Total Future Minimum Lease Payments	385.8	63.3	68.4	13.5	15.4	93.7
Less Estimated Interest Element	80.3	18.3	23.7	1.2	1.5	16.4
Estimated Present Value of Future Minimum Lease Payments	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$238.2	$16.2	$91.8	$9.3	$4.4	$6.1
2018	229.5	14.9	90.6	7.9	3.9	5.7
2019	221.0	13.5	89.5	6.4	3.4	5.4
2020	212.7	12.9	86.0	5.4	2.9	5.1
2021	197.6	10.5	81.6	4.5	1.9	4.6
Later Years	282.2	29.0	94.6	18.3	4.6	15.0
Total Future Minimum Lease Payments	$1,381.2	$97.0	$534.1	$51.8	$21.1	$41.9

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$36.7
APCo	5.4
I&M	3.4
OPCo	5.8
PSO	3.0
SWEPCo	3.5

Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2017	$147.8	$73.9
2018	147.8	73.9
2019	147.8	73.9
2020	147.8	73.9
2021	147.8	73.9
Later Years	147.2	73.6
Total Future Minimum Lease Payments	$886.2	$443.1

(a)    AEP’s future minimum lease payments includes equal shares from AEGCo and I&M.

Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Lease Payments

Future Minimum Lease Payments	I&M
(in millions)
2017	$5.8
2018	2.4
Total Future Minimum Lease Payments	$8.2

Ohio Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$81.3	$10.3	$15.2	$4.7	$4.7	$14.7
2018	65.0	9.3	9.5	3.8	3.4	13.7
2019	48.7	7.3	5.8	1.5	2.1	12.2
2020	39.3	6.5	5.3	1.1	1.5	10.4
2021	32.8	6.2	5.0	0.9	1.1	9.6
Later Years	118.7	23.7	27.6	1.5	2.6	33.1
Total Future Minimum Lease Payments	385.8	63.3	68.4	13.5	15.4	93.7
Less Estimated Interest Element	80.3	18.3	23.7	1.2	1.5	16.4
Estimated Present Value of Future Minimum Lease Payments	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$238.2	$16.2	$91.8	$9.3	$4.4	$6.1
2018	229.5	14.9	90.6	7.9	3.9	5.7
2019	221.0	13.5	89.5	6.4	3.4	5.4
2020	212.7	12.9	86.0	5.4	2.9	5.1
2021	197.6	10.5	81.6	4.5	1.9	4.6
Later Years	282.2	29.0	94.6	18.3	4.6	15.0
Total Future Minimum Lease Payments	$1,381.2	$97.0	$534.1	$51.8	$21.1	$41.9

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$36.7
APCo	5.4
I&M	3.4
OPCo	5.8
PSO	3.0
SWEPCo	3.5

Public Service Co Of Oklahoma [Member]
Lease Rental Costs

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$81.3	$10.3	$15.2	$4.7	$4.7	$14.7
2018	65.0	9.3	9.5	3.8	3.4	13.7
2019	48.7	7.3	5.8	1.5	2.1	12.2
2020	39.3	6.5	5.3	1.1	1.5	10.4
2021	32.8	6.2	5.0	0.9	1.1	9.6
Later Years	118.7	23.7	27.6	1.5	2.6	33.1
Total Future Minimum Lease Payments	385.8	63.3	68.4	13.5	15.4	93.7
Less Estimated Interest Element	80.3	18.3	23.7	1.2	1.5	16.4
Estimated Present Value of Future Minimum Lease Payments	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$238.2	$16.2	$91.8	$9.3	$4.4	$6.1
2018	229.5	14.9	90.6	7.9	3.9	5.7
2019	221.0	13.5	89.5	6.4	3.4	5.4
2020	212.7	12.9	86.0	5.4	2.9	5.1
2021	197.6	10.5	81.6	4.5	1.9	4.6
Later Years	282.2	29.0	94.6	18.3	4.6	15.0
Total Future Minimum Lease Payments	$1,381.2	$97.0	$534.1	$51.8	$21.1	$41.9

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$36.7
APCo	5.4
I&M	3.4
OPCo	5.8
PSO	3.0
SWEPCo	3.5

Southwestern Electric Power Co [Member]
Lease Rental Costs

Year Ended December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(a)	$22.8	$132.3	$12.1	$9.6	$26.6

Year Ended December 31, 2014	AEP		APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$303.9		$18.3	$93.4	$6.6	$3.2	$5.5
Amortization of Capital Leases	109.4		5.5	44.4	5.7	4.2	14.9
Interest on Capital Leases	26.1		1.0	2.8	1.2	0.7	7.4
Total Lease Rental Costs	$439.4	(a)	$24.8	$140.6	$13.5	$8.1	$27.8

(a)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million and $96 million for the Years Ended December 31, 2015 and 2014, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

Property, Plant and Equipment and Related Obligations Under Capital Leases

December 31, 2016	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

December 31, 2015	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$128.2	$43.4	$14.5	$—	$9.6	$34.5
Other Property, Plant and Equipment	439.3	17.6	68.2	23.4	18.6	165.1
Total Property, Plant and Equipment	567.5	61.0	82.7	23.4	28.2	199.6
Accumulated Amortization	214.1	15.6	19.7	10.2	13.6	91.3
Net Property, Plant and Equipment Under Capital Leases	$353.4	$45.4	$63.0	$13.2	$14.6	$108.3

Obligations Under Capital Leases:
Noncurrent Liability	$247.3	$39.1	$30.2	$9.3	$10.9	$75.6
Liability Due Within One Year	96.2	6.3	32.8	3.9	3.7	21.9

Total Obligations Under Capital Leases	$343.5	$45.4	$63.0	$13.2	$14.6	$97.5

Future Minimum Lease Payments

Capital Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$81.3	$10.3	$15.2	$4.7	$4.7	$14.7
2018	65.0	9.3	9.5	3.8	3.4	13.7
2019	48.7	7.3	5.8	1.5	2.1	12.2
2020	39.3	6.5	5.3	1.1	1.5	10.4
2021	32.8	6.2	5.0	0.9	1.1	9.6
Later Years	118.7	23.7	27.6	1.5	2.6	33.1
Total Future Minimum Lease Payments	385.8	63.3	68.4	13.5	15.4	93.7
Less Estimated Interest Element	80.3	18.3	23.7	1.2	1.5	16.4
Estimated Present Value of Future Minimum Lease Payments	$305.5	$45.0	$44.7	$12.3	$13.9	$77.3

Noncancelable Operating Leases	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$238.2	$16.2	$91.8	$9.3	$4.4	$6.1
2018	229.5	14.9	90.6	7.9	3.9	5.7
2019	221.0	13.5	89.5	6.4	3.4	5.4
2020	212.7	12.9	86.0	5.4	2.9	5.1
2021	197.6	10.5	81.6	4.5	1.9	4.6
Later Years	282.2	29.0	94.6	18.3	4.6	15.0
Total Future Minimum Lease Payments	$1,381.2	$97.0	$534.1	$51.8	$21.1	$41.9

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$36.7
APCo	5.4
I&M	3.4
OPCo	5.8
PSO	3.0
SWEPCo	3.5